Leases (Details) - EUR (€) € in Thousands			3 Months Ended			6 Months Ended
	May 31, 2023	Jan. 29, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Lessee, Lease, Description [Line Items]
Loss/gain on termination of lease		€ (6,700)	€ 128	€ 1,200	€ 35	€ 1,311	€ 35
Settlement of claims for defects		2,600		€ 500
Operating lease right-of-use assets		34,700
Operating lease liability		€ 36,400
Subsequent Event
Lessee, Lease, Description [Line Items]
Loss/gain on termination of lease	€ (2,300)